Segment Reporting - Schedule of Reconciliation of Adjusted EBITDA (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Segment Adjusted EBITDA:
Fair value purchase price adjustments		$ 314	$ 1,601
Dividend from joint venture		317	176
Unallocated corporate expenses		7,161	3,868
Stock-based compensation		468	663
Special charges, net (Note 21)		2,991	(294)
Depreciation of property, plant and equipment		1,517	1,057
Amortization of intangibles		25,633	24,922
Loss on disposal of intangibles			21,916
Impairment loss on goodwill	$ 16,066	16,066
Impairment losses on intangibles		509	4,350
Results from operations		(58,452)	10,226
Finance income		(959)	(703)
Finance expense		220	1,053
Foreign exchange gain		(192)	(204)
Other income		(1,134)	(390)
(Loss) income before taxes		(56,387)	10,470
Current income tax expense		1,078	7,195
Deferred income tax expense (recovery)		(8,345)	(6,951)
Income tax (recovery) expense		(7,267)	244
Net (loss) income		(49,120)	10,226
Licensing [Member]
Segment Adjusted EBITDA:
Special charges, net (Note 21)		2,498
Intelligent Systems [Member]
Segment Adjusted EBITDA:
Special charges, net (Note 21)		2,435
Impairment loss on goodwill		16,066
Operating Segments [Member]
Segment Adjusted EBITDA:
Segment Adjusted EBITDA		(3,476)	68,485
Operating Segments [Member] | Licensing [Member]
Segment Adjusted EBITDA:
Segment Adjusted EBITDA		(9,280)	64,733
Operating Segments [Member] | Intelligent Systems [Member]
Segment Adjusted EBITDA:
Segment Adjusted EBITDA		3,793	1,868
Operating Segments [Member] | Enterprise Software [Member]
Segment Adjusted EBITDA:
Segment Adjusted EBITDA		$ 2,011	$ 1,884